Tax on Income (Details) - Schedule of the company’s deferred tax liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of the company’s deferred tax liabilities [Abstract]
Intangible assets			$ 23
Total			$ 23